SCHEDULE OF INTANGIBLE ASSETS ADJUSTMENTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets cost	$ 2,254,486	$ 2,254,486
Amortization	(45,694)	(16,528)
Intangible assets net	$ 2,298,792	$ 2,237,958
Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023	Sep. 18, 2023
Intangible assets cost	$ 1,404,486	$ 1,404,486
Amortization
Intangible assets net	$ 1,404,486	$ 1,404,486
Trademarks and Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023	Sep. 18, 2023
Intangible assets cost	$ 150,000	$ 150,000
Amortization	(6,527)	(2,361)
Intangible assets net	$ 143,473	$ 147,639
Useful life	18 years	18 years
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023	Sep. 18, 2023
Intangible assets cost	$ 700,000	$ 700,000
Amortization	(39,167)	(14,167)
Intangible assets net	$ 660,833	$ 685,833
Useful life	14 years	14 years